Contractual Commitments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contractual Commitments [Line Items]
Contractual commitments	$ 1,622,267
Total obligation related to operating leases	159,600
Total rental expense	14,800	$ 14,000	$ 14,900
Satellite Construction and Launch Obligations [Member]
Contractual Commitments [Line Items]
Contractual commitments	828,604
Satellite Performance Incentive Obligations [Member]
Contractual Commitments [Line Items]
Contractual commitments	360,567
Customer and Vendor Contracts [Member]
Contractual Commitments [Line Items]
Contractual commitments	$ 126,392